BLACKROCK MUNIVEST FUND, INC.
ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING
AND FIXING THE RIGHTS AND PREFERENCES OF
VARIABLE RATE MUNI TERM PREFERRED SHARES

This is to certify that:

First: The charter of BlackRock MuniVest Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Muni Term Preferred Shares, dated as of December 15, 2011 (the “Articles Supplementary”).

Second: The charter of the Corporation is hereby amended by deleting the section titled “Designation” in the Articles Supplementary and replacing it with the following:

DESIGNATION

Series W-7: A series of 2,438 preferred shares of beneficial interest in the Corporation, par value $0.10 per share, liquidation preference $100,000 per share, is hereby authorized and designated “Series W-7 VMTP Preferred Shares”.  Each Series W-7 VMTP Preferred Share shall be issued on a date or dates determined by the Board of Directors of the Corporation  or pursuant to their delegated authority; have an Applicable Date commencing on January 3, 2019 equal to the sum of 0.79% per annum plus 75% of 5fie one-month LIBOR Rate (as defined herein); and have such other preferences, voting powers, restrictions, limitations as to dividends and distributions, qualifications and terms and conditions of redemption, required by Applicable Law and that are expressly set forth in this Articles Supplementary and the Charter. The Series W-7 VMTP Preferred Shares shall constitute a separate series of preferred shares of beneficial interest in  the Corporation and each Series W-7 VMTP Preferred Share shall be identical. Except as otherwise provided with respect to any additional Series of VMTP Preferred Shares, the terms and conditions of this Articles Supplementary apply to each Series of VMTP Preferred Shares.

Third:  The charter of the Corporation is hereby amended by deleting definitions of “SIFMA” and “SIFMA Municipal Swap Index” in the “Definitions” section of the Articles Supplementary.

Fourth:  The charter of the Corporation is hereby amended by deleting definition of “Applicable Base Rate” in the “Definitions” section of the Articles Supplementary and  replacing it with the following:

“Applicable Base Rate” means 75% of the one-month LIBOR Rate on the applicable Rate Determination Date.

Fifth:  The charter of the Corporation is hereby amended by deleting definition  of “Ratings Spread” in the “Definitions” section of the Articles Supplementary and replacing it with the following:

“Ratings Spread” means, with respect to any Rate Period for  any  Series  of VMTP Preferred Shares, the percentage per annum set forth opposite the  highest applicable credit rating assigned to such Series, unless the lowest applicable rating is at or. below A I/A+, in which case it shall mean the percentage per annum set forth opposite the lowest applicable credit rating assigned to such Series, by either Moody's (if Moody's is then  rating the VMTP  Preferred Shares at the request of the Corporation), Fitch (if Fitch is then rating the VMTP Preferred Shares at the request of the Corporation) or Other Rating Agency (if such Other Rating Agency is then rating the VMTP Preferred Shares at the request of the Corporation) in the table below on the  Rate  Determination  Date for such Rate Period:

Moodv's/Fitch •	Proposed Percentage
Aa2/AA to Aaa/AAA	0.79%
Aa3/AA-	0.95%
Al/A+	1.30%
A2/A	1.55%
A3/A-	1.70%
Baal/BBB+	2.05%
Baa2/BBB	2.30%
Baa3/BBB-	2.80%
Non-investment 11.rade or NR	3.30%

*And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Preferred Shares at the request of the Corporation.

Sixth: The charter of the Corporation is hereby amended by deleting definition  of “LIBOR Rate” in the “Definitions” section of the Articles Supplementary and replacing  it with the following:

“LIBOR Rate” means, on any Rate Determination Date, (i)  the  one-month LIBOR rate for deposits in United States dollars, which appears on Reuters display page LIBOR0I (“Page LIBOR0I”) (or such other page as may replace that  page  on  that service, or such other service as may be selected by the LIBOR Dealer or its successors that are LIBOR Dealers) as of 11:00 a.m. London, England time, on the day that is the London Business Day preceding the Rate Determination Date  (the  “LIBOR Determination Date”), or (ii) if such rate does not appear on Page LIBOR0I or such other page as may replace such Page LIBOR0 I, (A) the LIBOR Dealer shall determine the arithmetic mean of the offered quotations of the Reference Banks to leading banks in the London interbank market for deposits in U.S. dollars for the designated Rate Period in an amount determined by such LIBOR Dealer by reference to requests for quotations as of approximately 11:00 a.m. (London, England time) on such date made by such LIBOR Dealer to the Reference Banks, (8) if at least two of the Reference Banks provide such quotations, the LIBOR Rate shall equal such arithmetic mean of such quotations, (C) if only one or none of the Reference Banks provide such quotations, the LIBOR  Rate shall be deemed to be the arithmetic mean of the offered quotations that leading banks in The City of New York, New York selected by the LIBOR Dealer (after obtaining the Corporation's approval) are quoting on the relevant LIBOR Determination Date for deposits in United States dollars for the designated Rate Period in an amount determined by the LIBOR Dealer (after obtaining the Corporation's approval) that is representative of a single transaction in such market at such time by reference to the principal London, England offices of leading banks in the London interbank market; provided,  however,  that if one of the LIBOR Dealers does not quote a rate required to determine the LIBOR Rate, the LIBOR Rate will be determined on the basis of the quotation or quotations furnished by any Substitute LIBOR Dealer or Substitute LIBOR Dealers selected by the Corporation to provide such rate or rates not being supplied by the LIBOR Dealer. Notwithstanding the foregoing, if (A) the one-month LIBOR Rate determined as set forth above would otherwise be less than zero (0), the one-month LIBOR Rate for such Rate Determination Date will be deemed to  be zero (0), and (B) the one-month  LIBOR  Rate no longer appears or is not otherwise calculable as provided above (the “LIBOR Unavailability Date”), then the one-month LIBOR Rate  shall  mean  (i)  the “Federal Funds Rate,” which appears on Bloomberg display page FEDLOI (“Page FEDLOI”) (or such other page as may replace that page on that service, or such other service as may be selected by the LIBOR Dealer or its successors that are LIBOR Dealers) as of 5:00 p.m. New York City time plus the positive difference, if any, between the average one-month LIBOR Rate and the average Federal Funds Rate for the one year period prior to the LIBOR Unavailability Date, or (ii) if such rate does not appear on Page FEDLOI or such other page as may replace such Page FEDLOI (the date on which such rate no longer appears on such page, the “Fed Funds Unavailability  Date”),  the  Board  of  Directors shall in good faith select a reasonably comparable index, which such other index shall be subject to the prior written consent of the Total Holders (the “Replacement”). If applicable, the one-month LIBOR Rate from the latter of (i) the LIBOR Unavailability Date and (ii) the Fed Funds Unavailability Date to the date the Replacement becomes effective with the prior written consent of the Total Holders as provided above, shall be equal to the one-month LIBOR Rate as in effect immediately prior to the latter of (i) the LIBOR Unavailability Date and (ii) the Fed Funds Unavailability Date.

Seventh: The charter of the Corporation is hereby amended by deleting definition of “Overconcentration Amount” in the “Definitions” section of the Articles Supplementary and replacing it with the following:

“Overconcentration Amount” means as of any date of calculation of the Effective Leverage Ratio, an amount equal to the sum of: (i) the Market Value of the Corporation's assets in a single state or territory in excess of 20%; (ii) the Market Value of the Corporation's assets in a single state or territory rated lower than A2 by Moody's or A by S&P or Fitch in excess of 15%; (iii) the Market Value of the Corporation's assets in a single state or territory rated lower than Baa3 by Moody's or BBB- by S&P or Fitch in excess of I0%; (iv) the Market Value of the Corporation's assets that constitute tobacco obligations (excluding tobacco obligations that are Defeased Securities and tobacco obligations backed by state appropriation) in excess of I 0%; (v) the Market Value of the Corporation's assets paying less frequently than semi-annually in excess of 20%;·(vi) the Market Value of the Corporation's assets that constitute tobacco obligations backed by state appropriation in excess of I0%; in each case, as a percentage of the Market Value of the Corporation's Managed Assets and (vii) the Market Value of the Corporation's Deferred Compensation Hedge Assets and Deferred Compensation Plan Assets in excess of 0%.

Eighth: These Articles of Amendment shall be effective as of January 2, 2019.

Ninth: The amendment to the charter of the Corporation as set forth above in  these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

31759302.2

IN WITNESS WHEREOF, BlackRock MuniVest Fund, Inc. has caused these Articles of Amendment to be signed in its name and on its behalf by its Vice President, who acknowledges that these Articles of Amendment are the act of the Corporation and that, as to all matters and facts required to be verified under oath and to the best of his knowledge, information and belief under the penalties of perjury, the matters and facts set forth herein are true in all material respects, as of this 28 day of December 2018.

BLACKROCK MUNIVEST FUND, INC.

By: /s/ Jonathan Diorio
      Name:  Jonathan Diorio
      Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:  Janey Ahn
Title:    Secretary

5